Operating Segments - Schedule of Segment Net Revenue (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [abstract]
Revenue under IFRS	₽ 20,897	₽ 17,880	₽ 17,717
Cost of revenue (exclusive of depreciation and amortization)	(9,763)	(8,646)	(8,695)
Payroll and related taxes	2,059	1,377	1,206
Total segment net revenue, as presented to CODM	₽ 13,193	₽ 10,611	₽ 10,228